Derivative Warrant Liability (Restated) (Details Textual) - $ / shares	Dec. 20, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Outstanding warrants were converted shares	21,229,000
Derivative warrant liability	The Group recorded a derivative warrant liability of USD 16,983,200 based on the quoted price on 20 December 2019 of USD 0.8 per warrant and then revalued at USD 0.74 at 31 December 2019 resulting in a fair value gain of USD 1,273,740 and a warrant derivative liability of USD 15,709,460. These warrants were accounted for as part of the consideration transferred under IFRS 2. Additional information is provided in note 25.
Exercise price	$ 11.50
14 May 2020 [Member]
Statement Line Items [Line Items]
Number of warrants exercised		100